Consolidated Statements of Cash Flows - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Dec. 12, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net loss	$ 1,636	$ (6,128)
Adjustments to reconcile net loss to net cash provided by operating activities:
Provision for loan losses	3,113	21,286
Loss on disposal of assets	1
Depreciation	1,178	9,576
Amortization of note discount and deferred debt issuance costs	4	43
Amortization of intangibles	23	110	$ 123
Right of use assets - operating leases		1,209
Changes in assets and liabilities:
Card related pre-funding and receivables	190	(1,268)
Other assets	(416)	(2,060)
Deferred revenue	(129)	(633)
Accrued interest	1,065	7,425
Money orders payable	4,528	(1,149)
Lease termination payable	(53)	(387)
Accounts payable and accrued expenses	3,714	3,109
Net cash provided by (used in) operating activities	14,854	31,133
Cash flows from investing activities
Net receivables originated	(5,849)	(9,045)
Purchase of leasehold improvements and equipment	(244)	(1,298)
Net cash used in investing activities	(6,093)	(10,343)
Cash flows from financing activities
Repurchase of secured notes		(2,000)
Payments on subsidiary note		(31)
Debt issuance costs	(18)	(1,070)
Net cash provided by financing activities	682	(3,101)
Net increase in cash and cash equivalents and restricted cash	9,443	17,689
Cash and cash equivalents and restricted cash:
Beginning	47,940	57,383
Ending	57,383	75,072		$ 47,940
Cash and cash equivalents	53,208	70,927
Restricted Cash	4,175	$ 4,145
Predecessor
Cash flows from operating activities
Net loss			(3,688)	(51,295)	$ (180,895)	$ (1,545)
Adjustments to reconcile net loss to net cash provided by operating activities:
Provision for loan losses			22,635	97,098	136,201	115,962
Loss on disposal of assets			113	1,505	5,192	1,901
Depreciation			3,193	11,382	13,895	14,439
Amortization of note discount and deferred debt issuance costs			908	8,026	3,893	2,697
Amortization of intangibles			123	630	496	664
Stock-based compensation			8	31	51	1,293
Changes in assets and liabilities:
Card related pre-funding and receivables			221	(27)	483	129
Other assets			2,069	124	4,000	(4,307)
Deferred revenue			(633)	(2,406)	(2,753)	9,654
Accrued interest			6,797	12,526	418	(1,857)
Money orders payable			855	(3,149)	(1,040)	(3,024)
Lease termination payable			(249)	(378)	(248)	(256)
Accounts payable and accrued expenses			(7,763)	(9,333)	1,690	2,633
Net cash provided by (used in) operating activities			24,589	75,566	85,961	121,776
Cash flows from investing activities
Net receivables originated			(208)	(84,679)	(136,338)	(82,525)
Purchase of leasehold improvements and equipment			(1,274)	(5,733)	(8,861)	(9,080)
Net cash used in investing activities			(1,482)	(90,412)	(145,825)	(93,399)
Cash flows from financing activities
Repurchase of secured notes						(38,809)
Payments on subsidiary note			(30)	(120)	(7,414)	(1,047)
Payments on capital lease obligations			(211)	(371)	(1,076)	(1,376)
Debt issuance costs			(4,384)	(12,235)	(3,932)	(113)
Net cash provided by financing activities			(4,625)	(8,426)	21,728	(21,430)
Net increase in cash and cash equivalents and restricted cash			18,482	(23,272)	(38,136)	6,947
Cash and cash equivalents and restricted cash:
Beginning	$ 47,940		71,212	71,212	109,348	102,401
Ending			89,694	$ 47,940	71,212	109,348
Cash and cash equivalents			85,274		66,627	106,333
Restricted Cash			$ 4,420		$ 4,585	$ 3,015